Property and Equipment	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
Property and equipment
10.	Property and equipment

	Land (Note 1)	Buildings and structures (Note 1)	Transportation equipment	Office equipment	Other equipment (Note 2)	Total
At January 1, 2025
Cost	$11,901,824	$3,061,195	$19,431	$1,872,113	$2,263,591	$19,118,154
Accumulated depreciation	-	(896,601)	(19,431)	(1,199,925)	(2,063,054)	(4,179,011)
	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143

January 1, 2025	$11,901,824	$2,164,594	$-	$672,188	$200,537	$14,939,143
Additions	-	26,690	-	302,143	-	328,833
Depreciation expenses	-	(38,146)	-	(179,366)	(26,550)	(244,062)
Net exchange differences	1,451,006	260,455	-	78,835	17,058	1,807,354
June 30, 2025	$13,352,830	$2,413,593	$-	$873,800	$191,045	$16,831,268

At June 30, 2025
Cost	$13,352,830	$3,461,175	$21,799	$2,404,965	$2,521,961	$21,762,730
Accumulated depreciation	-	(1,047,582)	(21,799)	(1,531,165)	(2,330,916)	(4,931,462)
	$13,352,830	$2,413,593	$-	$873,800	$191,045	$16,831,268

Note 1:	Information relating to property and equipment that were pledged to others as collaterals is provided in Note 32.
Note 2:	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.